Significant Accounting Policies - Additional Information (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant accounting policies [line items]
Short-term lease description		A lease term of 12 months or less at the commencement date
Low value assets description		Underlying assets below $ 5,000
Loans and receivables		₩ 9,653,443
Financial assets available-for-sales		380,953	₩ 404,774	₩ 360,037
Debt instruments held with entity		9,653,594
Loss allowance recognized for credit losses of financial assets		523,799
Hedging instrument, assets		7,389
Hedging instrument, liabilities		₩ 93,770
Useful lives of investment property, excluding land depreciated cost model		10 to 40 Years
Minimum [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of significant accounting policies [line items]
Cumulative effect of change in operating income and expenses under modified retrospective method	₩ 900,000
Maximum [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of significant accounting policies [line items]
Cumulative effect of change in operating income and expenses under modified retrospective method	₩ 1,100,000
Available-for-sale [member]
Disclosure of significant accounting policies [line items]
Equity instruments held with entity		₩ 371,054
Loans and receivables [member]
Disclosure of significant accounting policies [line items]
Debt instruments held with entity		9,653,443
Held-to-maturity financial assets [member]
Disclosure of significant accounting policies [line items]
Debt instruments held with entity		₩ 151